CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive Income [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 32,002	$ 14	$ 17,264	$ 1,287	$ 11,394	$ 2,043
BEGINNING BALANCE (in shares) at Dec. 31, 2009		14,300,000
Shares issued for recapitalization	4,503	1	4,502
Shares issued for recapitlization (in shares)		1,027,933
Shares placed in escrow	1	1
Shares placed in escrow (in shares)		766,823
Shareholder contribution	367		367
Shares issued for secondary offering	5,294	1	5,293
Shares issued for secondary offering (in shares)		1,333,333
Reclassification of warrants to derivative liabilities	(1,244)		(1,244)
Reclassification of put options to derivative liabilities (Note 13)	(2,000)		(2,000)
Net income	19,932				19,932
Appropriations to statutory reserves				2,274	(2,274)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	1,772					1,772
ENDING BALANCE at Dec. 31, 2010	60,627	17	24,182	3,561	29,052	3,815
ENDING BALANCE (in shares) at Dec. 31, 2010		17,428,089
Shares issued for exercise of over allotment related to secondary offering	373		373
Shares issued for exercise of over allotment related to secondary offering (in shares)		80,267
Shares repurchased and cancelled pursuant to the Put Option (Note 13)
Shares repurchased and cancelled pursuant to the Put Option (Note 13) (in shares)		(250,000)
Net income	16,619				16,619
Appropriations to statutory reserves				2,131	(2,131)
Realization of foreign currency translation gain relating to disposal of subsidiaries	(3,815)					(3,815)
Reclassification of statutory reserves upon disposal of subsidiaries				(5,638)	5,638
Foreign currency translation adjustment	84					84
ENDING BALANCE at Dec. 31, 2011	73,888	17	24,555	54	49,178	84
ENDING BALANCE (in shares) at Dec. 31, 2011		17,258,356
Shares issued for equity compensation plan	273		273
Shares issued for equity compensation plan (in shares)		207,000
Net income	4,213				4,213
Appropriations to statutory reserves				347	(347)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	(59)					(59)
ENDING BALANCE at Dec. 31, 2012	$ 78,315	$ 17	$ 24,828	$ 401	$ 53,044	$ 25
ENDING BALANCE (in shares) at Dec. 31, 2012		17,465,356